SCHEDULE OF RSU’S TRANSACTIONS (Details) - RSU's [member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of RSU's, beginning balance	720,000
Number of RSU's, granted	1,308,250	1,265,000
Number of RSU's, Exercise	(30,000)	(545,000)
Number of RSU's, Expiry	(66,667)
Number of RSU's, ending balance	1,931,583	720,000